Commitments and Contingencies (Details)	12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Cherry Blossom [Member] USD ($)	Dec. 31, 2009 Daito [Member] EUR (€)	Dec. 31, 2008 Daito [Member] EUR (€)	Jan. 26, 2011 Daito [Member] EUR (€)	Dec. 31, 2012 Vega [Member] USD ($)
Operating leases, future minimum payments due [Abstract]
Operating leases, future minimum payments due, current	$ 7,300,000
Operating leases, future minimum payments, due in two years	5,400,000
Operating leases, future minimum payments, due in three years	3,900,000
Operating leases, future minimum payments, due in four years	1,700,000
Operating leases, future minimum payments, due in five years	1,000,000
Operating leases, future minimum payments, due thereafter	500,000
Rent expense	10,800,000	11,700,000	10,400,000
Loss Contingencies [Line Items]
Book value of brined cherries held by Cherry Blossom				500,000
Amount owed by Cherry Blossom to Crossroads				1,400,000
The value (monetary amount) of the award the plaintiff seeks in the legal matter					3,800,000			4,999,999.99
Revenue from sales of Daito products by SCT						4,000,000
Requirement time notice for termination (in months)					six months
Revenue from sale of SCT products by Daito						400,000
Requested period of notice by Company due to length of relationship (in months)					36
Length of relationship between the parties (in years)					twenty-year
Damages to SCT					3,800,000			4,999,999.99
The amount of the counter-claims asserted by Daito against SCT for unlawful termination of Daito's distributorship in Japan							€ 1,600,000
Number of causes of action								2
Potential penalties								Penalties for wage statement violations are $50 for the first pay period and $100 for each subsequent pay period and are capped at $4,000 per employee.